NOTE 4 - OIL AND GAS PROPERTIES (Details) - Schedule of Oil and Gas in Properties (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Oil and Gas in Properties [Abstract]
Proven property, net of impairment	$ 6,817,562	$ 8,992,793
Accumulated depletion, depreciation, and amortization	(1,539,136)	(493,594)
	5,278,426	8,499,199
Unproven property	8,426,997	8,335,380
	$ 13,705,423	$ 16,834,579